Pilot plant (Tables)	6 Months Ended
Dec. 31, 2021
Pilot Plant
Disclosure of detailed information about pilot plant

$
Balance at June 30, 2019	-
Costs transferred from asset under construction	25,964,026
Decommissioning provision	136,280
Amortisation	(3,722,862)
Balance at June 30, 2020	22,377,444
Additions	2,764,138
Amortisation	(11,360,466)
Effect of movement in foreign exchange rates	(1,442,375)
Balance at June 30, 2021	12,338,741
Additions	955,909
Amortisation	(7,342,858)
Effect of movement in foreign exchange rates	237,863
Balance at December 31, 2021	6,189,655